STAFF COSTS - Executive management (Details) kr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 USD ($)
Disclosure Of Employee Benefits [Line Items]
Salary	$ 42,100	$ 42,300		$ 37,200
Jacob Meldgaard | TORM A/S
Disclosure Of Employee Benefits [Line Items]
Salary	1,161	1,052		962
Taxable benefits	44	41		41
Annual performance bonus	1,161	1,262		1,126
Total	2,366	2,355		2,129
Jacob Meldgaard | TORM PLC
Disclosure Of Employee Benefits [Line Items]
Salary	82	77		79
Taxable benefits	0	0		0
Annual performance bonus	0	0		0
Total	$ 82	77		$ 79
Jacob Meldgaard | Torm A/S Adjustment
Disclosure Of Employee Benefits [Line Items]
Taxable benefits		0
Annual performance bonus		(125)
Total		(125)
CEO
Disclosure Of Employee Benefits [Line Items]
Annual performance bonus		1,137,000	kr 7,000
Estimated annual performance bonus		$ 1,262	kr 8,400
Percentage of estimated annual bonus on base salary		120.00%	120.00%
Percentage of annual bonus on base salary		100.00%	100.00%